Income Taxes, Effective Income Tax Expense and Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory federal income tax expense	$ 5,892	$ 9,485	$ 11,204
Statutory federal income tax expense, rate	21.00%	35.00%	35.00%
Change in tax rate resulting from:
State and local taxes on income, net of federal income tax benefit	$ 1,076	$ 926	$ 1,004
State and local taxes on income, net of federal income tax benefit, rate	3.90%	3.40%	3.10%
Tax-exempt interest	$ (494)	$ (812)	$ (725)
Tax-exempt interest, rate	(1.80%)	(3.00%)	(2.20%)
Tax credits	$ (1,537)	$ (1,419)	$ (1,251)
Tax credits, rate	(5.50%)	(5.20%)	(3.90%)
Non-deductible accruals	$ 236	$ 1,320	$ 81
Non-deductible accruals, rate	0.80%	4.90%	0.30%
Tax reform	$ 164	$ (3,713)	$ 0
Tax reform, rate	0.60%	(13.70%)	0.00%
Other	$ 325	$ (870)	$ (238)
Other, rate	1.20%	(3.30%)	(0.80%)
Income tax expense	$ 5,662	$ 4,917	$ 10,075
Effective income tax rate	20.20%	18.10%	31.50%
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability		$ 3,900
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Amount		$ 173